CONSOLIDATED BALANCE SHEET - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 76,615	€ 70,809
Property, plant and equipment	9,956	8,553
Right-of-use assets	7,676	5,979
Deferred tax asset	25,957	28,590
Investment accounted for using the equity method	5,796	5,508
Restricted cash (non-current)	415	2,268
Total non-current assets	126,415	121,707
Current assets
Inventories	17,229	14,467
Trade and other receivables	29,236	25,737
Restricted cash	810	0
Cash and cash equivalents	167,068	66,299
Total current assets	214,343	106,503
Total assets	340,758	228,210
Equity
Share capital	6,388	6,313
Share premium	396,799	392,266
Legal reserves	4,341	3,718
Accumulated deficit	(258,151)	(297,618)
Shareholders’ equity	149,377	104,679
Non-current liabilities
Convertible bonds	121,927	0
Lease liabilities	6,702	4,363
Other financial liabilities	173	17,282
Total non-current liabilities	128,802	21,645
Current liabilities
Convertible bonds	1,661	0
Loans and borrowings	0	45,590
Derivative financial liabilities	147	268
Trade and other payables	38,816	36,247
Lease liabilities	1,598	1,946
Other financial liabilities	20,357	17,835
Total current liabilities	62,579	101,886
Total equity and liabilities	€ 340,758	€ 228,210